Quarterly Report
January 31, 2025
MFS®  Limited Maturity Fund
MQL-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$20,405,000	$19,878,334
Boeing Co., 6.388%, 5/01/2031	5,650,000	5,944,930
		$25,823,264
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$2,423,000	$2,406,707
Asset-Backed & Securitized – 22.5%
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	$4,371,178	$4,369,325
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	5,293,000	5,300,923
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	89,539,256	3,700,299
37 Capital CLO Ltd., 2022-1A, “BR”, 6.002%, 7/15/2034 (n)	9,400,000	9,413,019
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.915% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,940,927
ACREC 2021-FL1 Ltd., “B”, FLR, 6.215% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,604,572
ACREC 2021-FL1 Ltd., “C”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,952,926
ACREC 2023-FL2 LLC, “A”, FLR, 6.536% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,547,023	5,560,832
ACREC 2025-FL3 LLC, “A”, FLR, 5.76% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	3,571,429	3,571,358
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.665% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,969,680
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	2,462,218	2,465,074
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,078,594
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	828,279	828,793
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	5,118,935	5,139,455
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	13,870,681	13,831,119
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,800,084	4,763,818
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.92% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,819,557
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	746,883
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.02% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,991,713
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.271% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,733,426
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.121% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,735,508
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,674,972
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.721% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,610,188
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.707% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,393,053
AREIT 2022-CRE6 Trust, “C”, FLR, 6.523% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,132,258
AREIT 2022-CRE6 Trust, “D”, FLR, 7.223% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,510,766
AREIT 2022-CRE7 LLC, “B”, FLR, 7.545% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,461,535
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,846,368	1,865,043
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.943% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	10,589,623	10,598,423
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.154% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,297,941
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.454% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,816,797
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.855% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,467,335
Bayview Commercial Asset Trust, FLR, 4.89% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	145,565	140,484
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.03% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	84,191	148,091
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	61,595,069	1,394,180
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	34,278,804	1,909,048
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.357%, 9/15/2054 (i)	38,692,362	2,325,508
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.586%, 2/15/2054 (i)	53,898,421	3,877,593
BDS 2021-FL10 Ltd., “B”, FLR, 6.363% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,637,501
BDS 2021-FL10 Ltd., “C”, FLR, 6.713% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,645,501
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)	59,789,447	3,086,200
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.138%, 3/15/2054 (i)	38,246,387	1,742,341
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)	69,545,586	3,876,214
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.26%, 8/15/2054 (i)	52,772,252	3,003,823
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.021%, 9/15/2054 (i)	77,517,563	3,311,085
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.9% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	4,068,987
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.221% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	3,065,971
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 6.671% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,795,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	$2,447,500	$2,388,870
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,539,702
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.72% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,846,786
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.906% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	7,304,630	7,302,358
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.456% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,036,566
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.706% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,273,289
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,798,899	3,861,696
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	441,753	448,898
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	4,447,706	4,400,018
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,598,920	2,559,137
BXMT 2020-FL2 Ltd., “B”, FLR, 5.815% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,738,947
BXMT 2020-FL2 Ltd., “A”, FLR, 5.316% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	7,540,168	7,537,145
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.715% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,526,555
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.171%, 1/25/2037 (d)(q)	1,570,941	433,922
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	2,074,191	704,881
CD 2017-CD4 Mortgage Trust, “XA”, 1.217%, 5/10/2050 (i)	33,911,642	700,967
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,538,766
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	487,042
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	3,663,335	3,688,353
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	3,705,425	3,758,551
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026	639,290	639,542
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	4,936,655	4,964,488
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	7,202,736	7,270,274
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	2,389,703	2,423,174
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,318,934	926,687
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.286%, 2/15/2054 (i)	51,589,231	3,045,730
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)	48,540,985	1,649,719
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)	55,713,336	2,429,536
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)	31,611,684	1,495,324
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	658,822	657,991
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,406,451
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,908,707
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.154% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,070,452
DT Auto Owner Trust, 2022-3A, “B”, 6.74%, 7/17/2028 (n)	1,724,011	1,726,627
DT Auto Owner Trust, 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,028,309
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	322,476	322,590
Empire District Bondco LLC, 4.943%, 1/01/2033	2,965,723	2,950,494
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	3,268,139	3,283,379
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	3,825,000	3,845,396
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	2,751,482	2,769,689
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	3,716,374	3,745,949
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,619,199
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	4,216,000	4,238,470
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.201% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,574,817	1,559,571
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.601% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,077,143
General Motors Co., FLR, 4.856% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,256,195
General Motors Co., FLR, 4.957% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,343,862
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	1,523,065	1,525,820
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.997%, 5/10/2050 (i)	37,471,919	648,328
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.074%, 8/10/2050 (i)	36,225,789	726,164
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.124%, 5/12/2053 (i)	39,021,020	1,839,619
IMPAC CMB Trust, FLR, 5.165% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	18,039	17,760
IMPAC CMB Trust, FLR, 5.345% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	18,988	18,771
IMPAC Secured Assets Corp., FLR, 5.125% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	46,804	42,327
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	5,182,077	5,192,106
JPMorgan Chase Commercial Mortgage Securities Corp., 1.02%, 9/15/2050 (i)	31,679,436	610,925
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	916,838	918,199
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	351,664	351,860
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	2,501,435	2,507,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	$3,452,000	$3,452,097
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.17% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,481,532
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,579,022
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,603,169	178,145
MF1 2020-FL4 Ltd., “B”, FLR, 7.17% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	10,472,500	10,459,403
MF1 2021-FL5 Ltd., “B”, FLR, 5.87% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,948,345
MF1 2021-FL5 Ltd., “C”, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,703,080
MF1 2021-FL6 Ltd., “B”, FLR, 6.065% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,562,225
MF1 2022-FL8 Ltd., “C”, FLR, 6.5% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,165,698
MF1 2022-FL9 LLC, “B”, FLR, 7.45% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,131,114
MF1 2024-FL14 LLC, “C”, FLR, 7.588% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,880,803
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.235%, 5/15/2050 (i)	31,176,252	590,185
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.296%, 6/15/2050 (i)	14,988,011	286,584
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.813%, 12/15/2051 (i)	47,993,100	1,249,592
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.281%, 5/15/2054 (i)	44,971,300	2,398,756
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	41,716,444	1,948,775
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	6,404,683	6,449,628
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	11,639,492	11,665,179
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	15,500,000	15,524,530
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	7,865,138	7,911,796
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	14,131,054	14,135,292
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.457% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,116,538
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.506% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,020,039
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	2,468,041	2,478,854
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,847,967	2,856,777
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	863,192	867,242
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	5,471,903	5,513,291
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	8,252,311
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,479,220
Ownit Mortgage Loan Asset-Backed Certificates, 3.131%, 10/25/2035	936,004	508,124
PFP III 2021-8 Ltd., “B”, FLR, 5.919% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	1,334,015	1,334,015
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,204,884
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	904,327
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	9,353,176	9,290,758
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	3,905,928	3,916,200
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.45% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,268,705
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.57% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,395,817
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.055% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,957,520
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,684,444
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.505% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	7,016,831
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.216% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,601,258
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,936,036
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.816% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	6,019,378
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.266% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	13,109,386
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.011%, 11/15/2050 (i)	23,231,583	476,403
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.878%, 12/15/2051 (i)	19,707,626	537,021
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	4,339,867	4,376,134
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	4,099,995	4,113,022
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,973,283	1,981,394
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	44,256,594	2,707,990
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.246% (SOFR - 30 day + 0.85%), 3/15/2027	1,015,361	1,015,846
		$677,842,275
Automotive – 1.9%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$15,983,000	$16,129,919
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	5,980,000	5,989,670
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,611,410
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,430,865
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,176,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	$7,295,000	$7,265,655
		$57,604,041
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$6,648,285
Brokerage & Asset Managers – 2.0%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,620,861
Charles Schwab Corp., 5.875%, 8/24/2026	8,383,000	8,536,301
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,511,000	12,817,822
LPL Holdings, Inc., 5.7%, 5/20/2027	8,079,000	8,196,194
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,741,000	4,656,384
LPL Holdings, Inc., 6.75%, 11/17/2028	3,723,000	3,926,601
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,489,000	7,103,352
		$58,857,515
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,358,479
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,845,888
		$15,204,367
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$7,410,000	$7,554,020
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,325,970
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,614,000	11,573,566
Videotron Ltd., 3.625%, 6/15/2029 (n)	9,840,000	9,160,334
		$41,613,890
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,186,000	$3,979,802
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$11,730,000	$11,829,559
Regal Rexnord Corp., 6.05%, 4/15/2028	7,094,000	7,234,191
		$19,063,750
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$10,069,159
Consumer Services – 0.4%
Meituan, 4.5%, 4/02/2028 (n)	$7,022,000	$6,901,513
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,673,740
		$10,575,253
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$7,241,553
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,201,512
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,958,128
		$18,401,193
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,290,000	$10,270,341
Electronics – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$4,446,000	$4,485,628
Broadcom, Inc., 4.15%, 2/15/2028	4,421,000	4,343,802
Broadcom, Inc., 5.05%, 7/12/2029	2,507,000	2,517,006
Broadcom, Inc., 4.35%, 2/15/2030	6,316,000	6,141,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
SK hynix, Inc., 6.25%, 1/17/2026 (n)	$12,203,000	$12,351,181
		$29,839,150
Emerging Market Quasi-Sovereign – 0.2%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$6,500,000	$6,468,365
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$4,412,631
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,384,166
EQT Corp., 5.7%, 4/01/2028	6,221,000	6,333,697
Occidental Petroleum Corp., 5%, 8/01/2027	4,506,000	4,509,289
Occidental Petroleum Corp., 5.2%, 8/01/2029	6,255,000	6,220,163
Pioneer Natural Resources Co., 1.9%, 8/15/2030	15,080,000	12,900,338
		$38,760,284
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,164,467
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,148,225
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,767,990
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,730,353
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,389,802
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	5,040,850
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	9,768,000	9,801,636
		$36,043,323
Food & Beverages – 1.5%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$12,442,000	$12,442,980
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	16,032,000	14,766,867
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,805,529
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,836,316
		$43,851,692
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$14,703,000	$14,684,033
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,553,539
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,453,990
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,788,000	3,839,521
Marriott International, Inc., 4.9%, 4/15/2029	9,362,000	9,357,153
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,681,796
		$43,570,032
Industrial – 0.0%
Howard University, Washington D.C., 2.516%, 10/01/2025	$578,000	$567,116
Insurance – 1.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,712,387
Corebridge Financial, Inc., 3.65%, 4/05/2027	8,031,000	7,827,643
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,068,000	5,102,914
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,990,728
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,453,155
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,096,230
Sammons Financial Group, Inc., 5.1%, 12/10/2029 (n)	14,541,000	14,466,900
		$54,649,957
Insurance - Health – 0.4%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,843,203
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	4,935,856
		$10,779,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.8%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$32,331
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	5,819,000	5,798,797
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	5,819,000	5,777,412
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	5,863,000	5,855,726
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	5,863,000	5,786,538
		$23,250,804
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,301,874
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,845,592
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,591,000	2,523,064
		$8,368,656
Major Banks – 11.5%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$6,979,769
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,003,791
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	21,770,973
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,620,916
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,549,829
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,858,866
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,997,353
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,903,050
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,711,021
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,229,531
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	2,057,444
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	3,643,000	3,714,084
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,154,000	8,401,850
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,117,000	4,879,081
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	708,351
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,290,649
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,494,068
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,049,017
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,263,486
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,433,202
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,294,520
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,138,510
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,797,000	7,773,241
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,715,000	6,474,244
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,687,000	5,477,098
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,796,000	10,245,468
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	7,469,000	7,512,416
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,928,000	10,089,625
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,386,083
Morgan Stanley, 4.35%, 9/08/2026	10,218,000	10,149,973
Morgan Stanley, 3.625%, 1/20/2027	6,576,000	6,466,157
Morgan Stanley, 3.95%, 4/23/2027	2,363,000	2,322,790
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	8,244,000	7,864,402
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,998,000	9,598,984
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,874,337
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	12,826,000	12,893,479
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,367,000	16,596,415
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,715,504
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,457,697
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,474,368
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	8,024,249
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,884,000	10,968,858
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,082,000	7,069,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	$2,369,000	$2,583,177
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,390,000	9,235,897
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,701,116
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,862,511
		$346,166,657
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$4,073,000	$4,135,779
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,113,936
		$7,249,715
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$17,860,000	$17,750,135
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,753,584
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,961,933
		$33,465,652
Midstream – 2.1%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$11,292,000	$11,603,735
DCP Midstream Operating LP, 5.625%, 7/15/2027	13,560,000	13,769,949
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,520,353
Enbridge, Inc., 5.25%, 4/05/2027	9,424,000	9,525,680
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,655,057
Energy Transfer LP, 5.55%, 2/15/2028	4,232,000	4,305,142
Plains All American Pipeline LP, 4.65%, 10/15/2025	11,313,000	11,306,139
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,357,000
		$64,043,055
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$699,433	$671,272
Fannie Mae, 6.105%, 3/01/2033	27,029	27,301
Fannie Mae, 7.375%, 5/01/2033	57,146	58,054
Fannie Mae, 2%, 5/25/2044	1,246	1,242
Freddie Mac, 5.162%, 7/25/2029	3,234,308	3,237,347
Freddie Mac, 1.574%, 4/25/2030 (i)	28,661,680	1,873,545
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	7,152,842	6,795,451
Freddie Mac, 2%, 7/15/2042	913,093	842,227
Ginnie Mae, 4.625%, 7/20/2032	20,538	20,640
		$13,527,079
Municipals – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$9,440,000	$9,312,833
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	783,115
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	977,580
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	142,503	138,931
		$11,212,459
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,759,973
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,875,350
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,098,252
		$9,973,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$13,730,000	$13,980,808
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	2,036,000	2,133,840
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,099,251
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,805,346
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	10,132,000	10,291,782
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,919,880
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,790,910
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,489,606
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	8,923,000	9,023,802
		$74,535,225
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,748,524
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	3,005,930
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,910,530
		$8,664,984
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$12,800,949
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,829,917
		$14,630,866
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$7,125,545
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,700,975
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,341,000	9,910,175
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,554,000	2,368,918
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,765,000	1,683,413
		$15,663,481
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$15,846,000	$15,460,624
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	5,071,000	4,667,420
		$20,128,044
Specialty Stores – 0.7%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,643,000
Genuine Parts Co., 4.95%, 8/15/2029	8,889,000	8,833,274
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,278,593
		$21,754,867
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,749,606
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,672,692
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,535,762
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,491,917
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,347,000	4,214,739
		$32,664,716
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,489,000	$4,632,125
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,260,388
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,933,948
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,132,205
		$16,958,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.9%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$15,460,000	$15,733,012
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	12,644,000	12,831,278
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,543,273
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,057,518
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,536,633
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,487,910
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,212,022
		$57,401,646
U.S. Treasury Obligations – 25.1%
U.S. Treasury Notes, 4.875%, 11/30/2025	$170,599,000	$171,400,015
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	221,462,000	221,193,823
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	275,656,578
U.S. Treasury Notes, 2.75%, 7/31/2027	93,143,000	89,919,378
		$758,169,794
Utilities - Electric Power – 3.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,372,000	$3,388,888
Con Edison Co. of NY, Inc., FLR, 4.996% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,808,925
Edison International, 4.7%, 8/15/2025	10,842,000	10,801,124
Enel Finance International N.V., 4.5%, 6/15/2025 (n)	15,000,000	14,960,847
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	3,331,000	3,380,182
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,716,199
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,385,811
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,433,130
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	8,030,262
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,420,119
Pacific Gas & Electric Co., 5.384%, 9/04/2025	14,631,000	14,647,798
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,080,000	8,195,384
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,998,000	5,977,956
		$101,146,625
Total Bonds		$2,894,052,805
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 4.41% (v)	102,235,129	$102,255,576

Other Assets, Less Liabilities – 0.6%		18,288,156
Net Assets – 100.0%		$3,014,596,537
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $102,255,576 and $2,894,052,805, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,126,046,525, representing 37.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	257	$52,845,625	March – 2025	$18,257
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$2,309,646	$(20,568)	$2,289,078
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	667,789	—	667,789
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	Daily SOFR/Annually	189,465	—	189,465
						$3,166,900	$(20,568)	$3,146,332
At January 31, 2025, the fund had liquid securities with an aggregate value of $5,861,899 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$758,169,794	$—	$758,169,794
Non - U.S. Sovereign Debt	—	16,770,239	—	16,770,239
Municipal Bonds	—	11,212,459	—	11,212,459
U.S. Corporate Bonds	—	929,663,019	—	929,663,019
Residential Mortgage-Backed Securities	—	143,575,907	—	143,575,907
Commercial Mortgage-Backed Securities	—	126,484,375	—	126,484,375
Asset-Backed Securities (including CDOs)	—	421,309,072	—	421,309,072
Foreign Bonds	—	486,867,940	—	486,867,940
Investment Companies	102,255,576	—	—	102,255,576
Total	$102,255,576	$2,894,052,805	$—	$2,996,308,381
Other Financial Instruments
Futures Contracts – Assets	$18,257	$—	$—	$18,257
Swap Agreements – Assets	—	3,146,332	—	3,146,332
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,747,939	$995,083,816	$951,543,232	$(46,178)	$13,231	$102,255,576
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,643,426	$—